Document and Entity Information Document	Feb. 02, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2026
Entity Registrant Name	Two Harbors Investment Corp.
Entity Central Index Key	0001465740
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34506
Entity Tax Identification Number	27-0312904
Entity Address, Address Line Two	Suite 900
Entity Address, Address Line One	1601 Utica Avenue South
Entity Address, City or Town	St. Louis Park
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	612
Local Phone Number	453-4100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TWO
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	8.125% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRA
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series B Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.625% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRB
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.25% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRC
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | 9.375% Senior Notes Due 2023
Entity Information [Line Items]
Title of 12(b) Security	9.375% Senior Notes Due 2030
Trading Symbol	TWOD
Security Exchange Name	NYSE